Consolidated condensed cash flows statements - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Consolidated cash flows statements [Abstract]
Profit/(loss) for the period		$ 68,380	$ 130,340
Financial expense and non-monetary adjustments		552,775	494,829
II. Profit for the period adjusted by financial expense and non-monetary adjustments		621,155	625,169
III. Variations in working capital		(132,051)	(97,020)
Net interest and income tax paid		(167,668)	(189,816)
A. Net cash provided by operating activities		321,436	338,333
Investments in contracted concessional assets	[1]	14,704	61,084
Other non-current assets/liabilities		(35,974)	(22,506)
Acquisitions and other financial instruments		(153,176)	(6,806)
Dividends received from entities under the equity method		26,945	4,432
B. Net cash provided by/(used in) investing activities		(147,501)	36,204
Proceeds from Project & Corporate debt		326,591	73,767
Repayment of Project & Corporate debt		(456,020)	(248,904)
Dividends paid to Company's shareholders		(117,346)	(106,956)
Dividends paid to non-controlling interest		(24,082)	0
Proceeds from capital increase		30,000	0
Proceeds from non-controlling interest		92,303	0
C. Net cash provided by/(used in) financing activities		(148,554)	(282,093)
Net increase/(decrease) in cash and cash equivalents		25,381	92,444
Cash and cash equivalents at beginning of the period		631,542	669,387
Translation differences in cash or cash equivalent		(15,195)	(17,195)
Cash and cash equivalents at end of the period		$ 641,728	$ 744,636

[1]	Includes proceeds of $14.8 million and $60.8 million for the nine-month period ended September 30, 2019 and September 30, 2018 respectively, related to the amounts Solana received from Abengoa pursuant to Abengoa's obligation as EPC contractor. For further details, refer to Note 10 of the Company's consolidated financial statements included in the annual report for the fiscal year ended December 31, 2018 on Form 20-F.